PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31, 2016	December 31, 2015

Office equipment	$55,817	$51,323
Lab equipment	789,135	722,555
Furniture	32,693	26,028
Leasehold improvements	231,859	231,859
	1,109,504	1,031,765
Less: Accumulated depreciation	683,854	536,703

	$425,650	$495,062

Depreciation expense for the years ending December 31, 2016 and 2015 was $179,720 and $160,068. During the second quarter of 2016, the Company sold equipment for proceeds of $19,500 and a gain of $644.